Property and Equipment Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 747,226	$ 713,781
Less accumulated depreciation and amortization	457,328	423,196
Property and equipment, net	289,898	290,585
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	346,387	317,862
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	244,938	243,211
Furniture and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	138,727	135,741
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,577	16,763
Other
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 597	$ 204